Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jul. 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Sep. 25, 2017 USD ($)
Related Party Transaction [Line Items]
Interest expense			$ 25,882,000	$ 22,400,000	$ 5,556,000
Due to affiliates			163,037,000	200,000,000
Due from affiliates			37,376,000	77,811,000
Due to affiliate			271,500,000	296,600,000
Level 2 | Fair Value
Related Party Transaction [Line Items]
Due to affiliates			210,089,000	192,982,000		$ 163,600,000
Six month loan
Related Party Transaction [Line Items]
Interest expense				5,000,000
Interest rate, percentage	10.00%
Outstanding principal balance of convertible debt	$ 100,000,000
Debt term	6 months
Subordinated debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest expense			5,300,000	0
Accretion expense			2,200,000
Due to affiliates			200,000,000			$ 200,000,000
Interest rate, percentage						10.00%
Subordinated debt | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest expense			$ 14,600,000	10,000,000
Interest rate, percentage	10.00%
Petrojarl Knarr FPSO | Convertible Promissory Note
Related Party Transaction [Line Items]
Interest expense				3,200,000
Interest rate, percentage	6.50%
Outstanding principal balance of convertible debt	$ 100,000,000
Conventional tanker segment | Teekay Corporation
Related Party Transaction [Line Items]
Gain (loss) on contract termination				4,000,000	(1,800,000)
Conventional tanker segment | Teekay Corporation | Affiliated entity
Related Party Transaction [Line Items]
Gain (loss) on contract termination		$ 4,000,000		$ 4,000,000	(1,800,000)
FPSO segment
Related Party Transaction [Line Items]
Number of vessels | vessel			2
FPSO segment | Teekay Corporation | Petrojarl Knarr FPSO
Related Party Transaction [Line Items]
Acquisition and business development fee					$ 9,700,000
Towage segment | Long Distance Towing and Offshore Installation Vessels
Related Party Transaction [Line Items]
Number of vessels | vessel					6
Towage segment | Teekay Corporation | Long Distance Towing and Offshore Installation Vessels
Related Party Transaction [Line Items]
Acquisition and business development fee					$ 2,200,000
UMS segment | Teekay Corporation | Arendal Spirit UMS
Related Party Transaction [Line Items]
Acquisition and business development fee					$ 2,000,000